FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assumptions to Estimate Fair Value of Conversion Option of Convertible Bonds

The following assumptions were used for estimating the fair value:

	As of December 31,
	2013	2014
Underlying share price	US$2.77	US$1.10
Conversion price	US$19.125	US$19.13
Time to maturity	4.04 years	3.04 years
Risk-free rate	1.28%	1.11%
Expected volatility (Level 3 input)	84.40%	82.33%
Comparable yield to maturity	10.55%	4.50%

Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2014 are summarized below:

	Fair value measurements at December 31, 2013 using:			Total fair value at December 31, 2013
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Cash and cash equivalents
- Time deposits	1,249,481	—	—	1,249,481	206,400
- Restricted cash	163,948	—	—	163,948	27,082

Foreign currency / interest rate swap derivatives
- Financial assets	—	26,632	—	26,632	4,399
- Financial liabilities	—	6,513	—	6,513	1,076

Conversion option of convertible bonds	—	—	14,013	14,013	2,315

	Fair value measurements at December 31, 2014 using:			Total fair value at December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Cash and cash equivalents
- Time deposits	987,327	—	—	987,327	159,128
- Restricted cash	605,182	—	—	605,182	97,538

Foreign currency / interest rate swap derivatives
- Financial assets	—	4,895	—	4,895	789
- Financial liabilities	—	4,077	—	4,077	657

Conversion option of convertible bonds	—	—	—	—	—

Reconciliation of Liabilities Measured Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following is a reconciliation of the liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014.

Conversion option of convertible bonds
(RMB’000)
Balance as of December 31, 2013	14,013
Repurchase	(1,876)
Unrealized loss	(12,137)

Balance as of December 31, 2014	—